Commitments and Contingencies (Details Narrative) - USD ($)					12 Months Ended
	Nov. 06, 2025	Oct. 17, 2025	Sep. 15, 2025	Nov. 12, 2024	Dec. 31, 2025	Dec. 31, 2024
Loss Contingencies [Line Items]
Common stock par value					$ 0.0001
Willow Lane Acquisition Corp [Member]
Loss Contingencies [Line Items]
Subsequent Event, Description		the Company and BTIG entered into an amendment to the Underwriting Agreement (the “Underwriting Agreement Amendment”), pursuant to which the Deferred Fee of 3.5% of the IPO Proceeds payable to the Underwriters under the Underwriting Agreement upon the occurrence of the Specified Event (as defined in the Underwriting Agreement) shall be comprised of the following components: (i) a gross spread of 2.25% of the IPO Proceeds, payable to the Underwriters in cash, (ii) a gross spread of up to 0.75% of the IPO Proceeds, payable to the Underwriters in cash, such amount to be based on the funds available in the Trust Account after redemptions of Public Shares, solely in the event that the Company completes an initial Business Combination and (iii) a gross spread of 0.5% of the IPO Proceeds (the “Allocable Amount”), payable to BTIG in cash, provided that the Sponsor or the Company shall have the right to allocate (in their sole discretion) any portion of the Allocable Amount to pay for expenses incurred by the Company in consummating an initial Business Combination.
Willow Lane Acquisition Corp [Member] | Common Class A [Member]
Loss Contingencies [Line Items]
Common stock par value				$ 0.0001	0.0001	$ 0.0001
Willow Lane Acquisition Corp [Member] | Common Class B [Member]
Loss Contingencies [Line Items]
Common stock par value					$ 0.0001	$ 0.0001
Boost Run Holding LLC [Member]
Loss Contingencies [Line Items]
Installment notes			$ 8,500
Common stock par value			$ 10
Boost Run Holding LLC [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Share price			17.5
Boost Run Holding LLC [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Share price			12.5
Boost Run Holding LLC [Member] | Median [Member]
Loss Contingencies [Line Items]
Share price			$ 15.0
Boost Run Holding LLC [Member] | Common Stock [Member] | Common Class A [Member]
Loss Contingencies [Line Items]
Shares received on business acquisition			441,500
Boost Run Holding LLC [Member] | Common Stock [Member] | Common Class A [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Shares received on business acquisition			7,875,000
Boost Run Holding LLC [Member] | Common Stock [Member] | Common Class B [Member]
Loss Contingencies [Line Items]
Shares received on business acquisition			441,500
Advisory Agreement [Member] | Willow Lane Acquisition Corp [Member] | D A Davidson And Co [Member]
Loss Contingencies [Line Items]
Cash Acquired in Excess of Payments to Acquire Business			$ 700,000
Managed Services Agreement [Member] | Boost Run Holdings LLC [Member]
Loss Contingencies [Line Items]
Other fees	$ 63,577,000
Prepayment of fees	12,715,000
Monthly fees	2,649,000,000
Payment for fees	$ 530,000
IPO [Member] | Willow Lane Acquisition Corp [Member]
Loss Contingencies [Line Items]
Cash underwriting discount				$ 2,530,000
Cash underwriting discount percentage				2.00%
Deferred underwriting discount				$ 4,427,500
Deferred underwriting discount percentage				3.50%
IPO [Member] | Willow Lane Acquisition Corp [Member] | Common Class A [Member]
Loss Contingencies [Line Items]
Sale of Stock, Price Per Share				$ 11.50
IPO [Member] | Underwriting Agreement [Member] | Willow Lane Acquisition Corp [Member]
Loss Contingencies [Line Items]
Sale of Stock, Number of Shares Issued in Transaction					1,650,000
Over-Allotment Option [Member] | Willow Lane Acquisition Corp [Member]
Loss Contingencies [Line Items]
Sale of Stock, Price Per Share				$ 10.00
Over-Allotment Option [Member] | Underwriting Agreement [Member] | Willow Lane Acquisition Corp [Member]
Loss Contingencies [Line Items]
Sale of Stock, Number of Shares Issued in Transaction				1,650,000
Sale of Stock, Price Per Share				$ 10.00